Condensed Interim Consolidated Statements of Financial Position (Unaudited) $ in Thousands, € in Millions	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current assets
Cash and cash equivalents	$ 38,756	$ 50,611
Trade and other receivables	546	732
Inventory	91	229
Income taxes receivable	116	1,428
Prepaid expenses and other current assets	2,402	2,488
Total current assets	41,911	55,488
Non-current assets
Restricted cash equivalents	320	322
Property and equipment	255	216
Total non-current assets	575	538
Total assets	42,486	56,026
Current liabilities
Payables and accrued liabilities	3,300	3,828
Provisions	56	45
Income taxes payable	106	108
Deferred revenues (note 3)	90	2,949
Deferred gain (note 4)	529
Lease liabilities	147	114
Total current liabilities	4,228	7,044
Non-current liabilities
Deferred revenues (note 3)	1,647	1,684
Deferred gain (note 4)		110
Lease liabilities	70	65
Employee future benefits (note 5)	10,105	11,159
Provisions	158	188
Total non-current liabilities	11,980	13,206
Total liabilities	16,208	20,250
Shareholders’ equity
Share capital (note 6)	293,410	293,410
Warrants	5,085	5,085
Contributed surplus	90,682	90,332
Deficit	(362,088)	(352,084)
Accumulated other comprehensive loss	(811)	(967)
Total Shareholders’ equity	26,278	35,776
Total liabilities and shareholders’ equity	$ 42,486	$ 56,026